Schedule of Warrant Activity (Details) - Warrant [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, beginning balance | shares	147,219,360	147,219,360	147,219,360	147,219,360	145,061,976	145,061,976	162,129,064	162,129,064
Weighted average exercise price, beginning balance		$ 0.37		$ 0.37		$ 0.37		$ 0.49
Weighted average grant date, beginning balance	$ 0.09		$ 0.09		$ 0.09		$ 0.17
Number of warrants, issued | shares	100,397	100,397	126,208,269	126,208,269	2,157,384	2,157,384	51,633,727	51,633,727
Weighted average issued price, Issued		$ 0.15		$ 0.25		$ 0.15		$ 0.15
Weighted average grant date, Issued	$ 0.07		$ 0.05		$ 0.07		$ 0.05
Number of warrants, expired | shares			(40,538,969)	(40,538,969)	(40,538,969)	(40,538,969)	(10,416,667)	(10,416,667)
Weighted average exercise price, Expired				$ 0.37		$ 0.37		$ 0.11
Weighted average grant date, Expired			$ 0.15		$ 0.15		$ 0.12
Number of warrants, Exercised | shares							(58,284,148)	(58,284,148)
Weighted average exercise price, Exercised								$ 0.50
Weighted average grant date, Exercised							$ 0.27
Number of warrants, ending balance | shares	147,319,757	147,319,757	232,888,660	232,888,660	147,219,360	147,219,360	145,061,976	145,061,976
Weighted average exercise price, ending balance		$ 0.37		$ 0.30		$ 0.37		$ 0.37
Weighted average grant date, ending balance	$ 0.09		$ 0.06		$ 0.09		$ 0.09